Note 2 - Revenue Recognition - Non-interest Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Gain on sales of loans	[1]	$ 6,566	$ 9,531
Total non-interest income		14,263	15,083
Deposit Account [Member]
Revenue from Contract with Customer		979	986
Other Fees and Service Charges [Member]
Revenue from Contract with Customer		392	369
Debit Card [Member]
Revenue from Contract with Customer		1,754	1,522
Bank Servicing [Member]
Revenue from Contract with Customer	[1]	1,555	1,356
Uninsured Investment Product Sales [Member]
Revenue from Contract with Customer		1,208	991
Product and Service, Other [Member]
Revenue from Contract with Customer		$ 1,809	$ 328

[1]	Not within the scope of ASC 606.